Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common stock (Parentheticals) - $ / shares	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Shares [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common stock (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	11,364,370			8,526,027
Diluted net income (loss) per common stock	$ 0.10			$ 1.03
Non-redeemable Shares [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common stock (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	3,405,000	2,500,000		3,236,568
Diluted net income (loss) per common stock	$ (0.01)	$ 0.00		$ (2.43)